Share Based Compensation - Share Based Compensation Expense Included in Operating Expense (Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
General and administrative	$ 7,144	$ 3,216	$ 5,240
Other operating	7,785	3,851	6,356
Total share-based compensation	$ 14,929	$ 7,067	$ 11,596